Derivative Instruments and Hedging Activities - Effect of Losses on Derivatives (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized (loss) gain net	$ (14,346)	$ (13,801)	$ (29,897)	$ (28,362)
Unrealized gains (losses) relating to:
Derivative instruments not designated as hedging instruments unrealized (loss) gain net	56,628	(24,343)	20,531	(46,414)
Total realized and unrealized gains (losses) on derivative instruments	42,282	(38,144)	(9,366)	(74,776)
Not Designated as Hedging Instrument [Member] | Interest Rate Swaps [Member]
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized (loss) gain net	(11,775)	(13,997)	(24,073)	(28,060)
Unrealized gains (losses) relating to:
Derivative instruments not designated as hedging instruments unrealized (loss) gain net	50,415	(22,985)	19,414	(47,093)
Not Designated as Hedging Instrument [Member] | Foreign currency forward contracts [Member]
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized (loss) gain net	(2,571)	196	(5,824)	(302)
Unrealized gains (losses) relating to:
Derivative instruments not designated as hedging instruments unrealized (loss) gain net	$ 6,213	$ (1,358)	$ 1,117	$ 679